Trade and Other Receivables and Accounts Payable (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade accounts receivable	$ 570	$ 600
Collateral provided	124	145
Current portion of finance lease receivables	30	19
Income taxes receivable	42	42
Trade and other receivables	767	807
Accounts payable and accrued liabilities	694	772
Income taxes payable	23	9
Interest payable	17	16
Current portion of other provisions (Note 24)	12	3
Liabilities held for sale	1	0
Collateral held	9	9
Accounts payable, accrued liabilities and other current liabilities	756	809
Amortized cost | Loans And Notes Receivable
Disclosure of financial assets [line items]
Current portion of loan receivable	$ 1	$ 1